Loans Payable Disclosure	Dec. 31, 2022
Notes
Loans Payable Disclosure

Note 8 - Loans and Advances Payable

Loans and advances payable consisted of the following:

	December 31, 2022	December 31, 2021

Principal amount of loans and advances	$839,613	$877,316
Accrued interest	232,476	92,330
Loans and advances payable	$1,072,089	$969,646

RB Capital Partners, Inc.

On October 15, 2019, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.001. During the year ended December 31, 2020, principal of $3,800 was converted into 3,800,000 shares of common stock.

On July 1, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.50.

On August 10, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.50.

On November 11, 2020, RB Capital Partners, Inc. and the Company entered into an agreement whereas the Company agreed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 6,000,000 shares and pay the balance of these notes in the amount of $18,000. RB Capital Partners, Inc. agreed to release the Company of any remaining obligations on the remaining two notes of $25,000 each.

During the year ended December 31, 2021, the Company paid $6,000 to settle the remaining balance of this $12,000 loan. The outstanding principal balances and accrued interest due to RB Capital Partners, Inc. at December 31, 2022 and 2021 was $0. The Company had committed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 3,000,000 shares at a later date.

Trillium Partners LP

On June 16, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,500. The loan and accrued interest was due on December 31, 2020. Interest accrued at the rate of 10% per annum. The outstanding balances at December 31, 2021 was $12,500 with accrued interest of $1,928. In February 2022, principal of $12,500, accrued interest of $2,068, and conversion fees of $2,800 were converted into 21,710,613 shares of common stock. During the year ended December 31, 2022, the Company incurred additional interest expense of $31,024 from such conversion into common stock. As of December 31, 2022, the principal balance and accrued interest is $0.

On September 14, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,250. The loan and accrued interest was due on March 14, 2021. Interest accrued at the rate of 10% per annum. The outstanding balances at December 31, 2021 was $12,250 with accrued interest of $1,225. In February 2022, principal of $12,250, accrued interest of $1,639, and conversion fees of $1,800 were converted into 39,222,875 shares of common stock. During the year ended December 31, 2022, the Company incurred additional interest expense of $68,755 from such conversion into common stock. As of December 31, 2022, the principal balance and accrued interest is $0.

On September 18, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $15,000. The loan and accrued interest was due on March 18, 2021. Interest accrues at the rate of 10% per annum. The outstanding principal balance and accrued interst at December 31, 2021 was $15,000 and $1,927, respectively. In February 2022, principal of $15,000, accrued interest of $3,520, and conversion fees of $1,400 were converted into 37,400,688 shares of common stock. During the year ended December 31, 2022, the Company incurred additional interest expense of $61,445 from such conversion into common stock. As of December 31, 2022, the principal balance and accrued interest is $0.

On June 16, 2022, the Company received proceeds related to a loan with Trillium Partners LP in the amount of $100,000. The loan and accrued interest were due on demand. Interest accrues at the rate of 3% per annum. As of December 31, 2022, the principal balance and accrued interest is $100,000 and $4,340, respectively.

Clear Finance Technology Corporation (“Clearbanc”)

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Clearbanc, an e-commerce platform provider. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $227,517 with Clearbanc. During the year ended December 31, 2021, the Company has received $526,620 and repaid back $577,507 related to this capital advance agreement. The loan or advance is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $200,930 including accrued interest of $24,300. During the year ended December 31, 2022, the Company has received $297,500 and repaid back $498,430 related to this capital advance agreement. As of December 31, 2022, the outstanding balance is $0.

Shopify

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Shopify, an e-commerce platform provider with a remittance rate of 7%. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $359,774 with Shopify. During the year ended December 31, 2021, the Company has received $133,202 and repaid back $472,384 related to this capital advance agreement. The loan or advance is non-interest bearing, due on demand and are secured by all of the assets of Aphrodite’s Marketing. As of December 31, 2021, the outstanding balance is $30,592 including accrued interest of $10,000. During the year ended December 31, 2022, the Company has received $196,100 and repaid back $226,692 related to this capital advance agreement. As of December 31, 2022, the outstanding balance is $0.

Business Capital

The Company’s majority owned subsidiary, Aphrodite’s Marketing, had a loan with Business Capital. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $401,867 with Business Capital. During the year ended December 31, 2021, the Company repaid back $401,867 related to this loan. As of December 31, 2022 and 2021, the outstanding balance is $0.

Jonathan Foltz

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $75,500 with Jonathan Foltz. During the year ended December 31, 2021, the Company has received $31,636 and repaid back $25,000 related to this loan. The loan is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $82,136. During the year ended December 31, 2022, the Company has received $90,150 and repaid back $25,239 related to this loan. Additionally, during the year ended December 31, 2022, Nationwide (see below) has assumed $65,513 of this loan. As of December 31, 2022, the outstanding balance is $81,534.

Nationwide Transport Service, LLC (“Nationwide”)

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $545,720 with Nationwide. Aphrodite’s Marketing did not make the required installment payments pursuant to the loan agreements from December 2020 to February 2021 and as such these loans are currently in default. Interest on defaulted amount ranges from 1% to 3% per month. During the year ended December 31, 2021, the Company repaid back $30,000 related to this loan. As of December 31, 2021, the outstanding balance is $573,750 including accrued interest of $58,030. During the year ended December 31, 2022, the Company has repaid back $150,000 related to this loan. Additionally, during the year ended December 31, 2022, Nationwide has assumed a total of $106,000 of loans related to Digital Age Business and Jonathan Foltz (see above). As of December 31, 2022, the outstanding balance is $608,500 including accrued interest of $77,718.

Digital Age Business

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business. The loan is non-interest bearing and due on demand. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $113,500 with Digital Age Business. During the year ended December 31, 2021, the Company repaid back $71,013 related to this loan. As of December 31, 2021, the outstanding balance is $42,487. During the year ended December 31, 2022, the Company has repaid back $2,000 related to this loan. Additionally, during the year ended December 31, 2022, Nationwide (see above) has assumed $40,487 of this loan. As of December 31, 2022, the outstanding balance is $0.

Amazon Capital Services, Inc.

In July 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a loan agreement with Amazon Capital Services, Inc. (“Amazon”) for a loan amount of $64,000. The loan bears an annual interest rate of 12% and has a loan term of 6 months from date of the loan. During the year ended December 31, 2022, the Company has repaid back $55,531 related to this loan. As of December 31, 2022, the outstanding balance is $11,001 including accrued interest of $2,532.

Bluevine Capital, Inc.

In August 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a line of credit agreement with Bluevine Capital, Inc. (“Bluevine”) for up to a loan amount of $200,000. The loan bears weekly interest rate of 0.54% and an upfront fee of 1.6% which were deducted from the loan amount. The loans are repaid in 26 weekly installments from the date of the loan.  During the year ended December 31, 2022, the Company has drawn a total loan of $200,000 and repaid back $112,412. As of December 31, 2022, the outstanding balance is $87,588.

Square Advance

In September 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a merchant cash advance agreement with Square Advance. Under the agreement, the Company sold an aggregate of $174,875 in future receivables for a purchase amount of $125,000. The aggregate principal amount is payable in weekly instalments totaling $7,286 until such time that the obligation is fully satisfied for approximately 6 months. During the year ended December 31, 2022, the Company has received $118,750 (net of debt cost fee of $6,250 which was amortized immediately to interest expense) and repaid back $97,638 related to this loan advance. This loan is guaranteed by the CEO of the Company and Jonathan Foltz. During the year ended December 31, 2022, interest expense incurred related to this advance amounted to $31,171. As of December 31, 2022, the outstanding balance is $58,533.

EAdvance Services

In November 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a purchase and sale of future receipt agreement with EAdvance Services. Under the agreement, the Company sold an aggregate of $213,900 in future receipt or receivables for a purchase amount of $155,000. The aggregate principal amount is payable in daily instalments of $1,782 until such time that the obligation is fully satisfied for approximately 4 months. During the year ended December 31, 2022, the Company has received $150,350 (net of debt cost fee of $4,650 which was amortized immediately to interest expense) and repaid back $43,659 related to this loan. This loan is guaranteed by the CEO of the Company. During the year ended December 31, 2022, interest expense incurred related to this advance amounted to $13,592. As of December 31, 2022, the outstanding balance is $124,933.